Mortgage Banking Derivatives - Schedule of Mortgage Banking Derivatives Included in Balance Sheets (Details) - Mortgage Banking - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 65,965,000	$ 51,513,000
Derivative, fair value	541,000	184,000
IRLs
Derivatives, Fair Value [Line Items]
Derivative, notional amount	26,465,000	28,013,000
Derivative, fair value	638,000	481,000
Forwards
Derivatives, Fair Value [Line Items]
Derivative, notional amount	39,500,000	23,500,000
Derivative, fair value	$ (97,000)	$ (297,000)